Note 15 - Shareholders' Equity - Share Repurchases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Shares repurchased (in shares)	0	0	351
Shares repurchased, at cost	$ 0	$ 0	$ 1,573